Summary of significant accounting policies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 20, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued						200,000
Weighted Average Number of Shares Outstanding, Basic, Total		25,147,286	24,311,199	24,975,165	24,276,947	24,347,620	20,677,067
Inventory Valuation Reserves		$ 0		$ 0		$ 292	$ 1,438
Allowance for Doubtful Accounts Receivable, Current						$ 110	403	$ 273
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						102,570
Value Added Tax, Percentage						16.00%
Sales Tax, Percentage						0.70%
Shipping and Handling Revenue						$ 0	7,000
Advertising Expense						383	$ 255
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							0	0
Foreign Currency Transaction Gain (Loss), before Tax				$ 3,373	$ 1,404	10,790	$ 1,311
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,927,132	3,675,640	3,419,463	3,299,989
Other Nonoperating Income		$ 1,417	$ 1,191	$ 5,142	$ 2,477	$ 12,235	$ 3,998
Shipping, Handling and Transportation Costs				3,304	2,361
Other General Expense				$ 1,848	$ 1,405
Merger [Member]
Significant Accounting Policies [Line Items]
Outstanding common stock of Andina Acquisition share							3,647,529
Weighted Average Number of Shares Outstanding, Basic, Total								20,567,141
Warrant [Member]
Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	102,570
Warrant [Member] | Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Contingent Effect Of Unit Purchase Options To Purchase Units						900,000	900,000
IPO [Member]
Significant Accounting Policies [Line Items]
Warrant Issued						4,200,000
Private Placement Warrant [Member] | Merger [Member]
Significant Accounting Policies [Line Items]
Contingent Effect Of Unit Purchase Options To Purchase Units						9,200,000
Insider Warrants [Member]
Significant Accounting Policies [Line Items]
Warrant Issued						4,800,000